Annual Operating Expenses - VIPInternationalCapitalAppreciationPortfolio-InitialServiceService2PRO - VIPInternationalCapitalAppreciationPortfolio-InitialServiceService2PRO - VIP International Capital Appreciation Portfolio
	Apr. 29, 2024
VIP International Capital Appreciation Portfolio - Initial Class
Operating Expenses:
Management fee	0.74%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.04%	[2]
Total annual operating expenses	0.78%
VIP International Capital Appreciation Portfolio - Service Class
Operating Expenses:
Management fee	0.74%	[1],[2]
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.04%	[2]
Total annual operating expenses	0.88%
VIP International Capital Appreciation Portfolio - Service Class 2
Operating Expenses:
Management fee	0.74%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.04%	[2]
Total annual operating expenses	1.03%

[1]
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.11%, 0.11%, and 0.11% for Initial Class, Service Class, and Service Class 2, respectively, was previously charged under the services agreements.

[2]	B Adjusted to reflect current fees.